Income Taxes - Schedule of Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefit as of January 1	$ 1,012	$ 390
Additions for tax positions taken in the current year	626	407
Reductions for tax positions taken in the current year	(139)
Additions for tax positions taken in prior years		215
Gross unrecognized tax benefit as of December 31	$ 1,499	$ 1,012